Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2017			$ 21,167			$ 1,623	$ (1,731)	$ 1,852
Shares issued:
On exercise of stock options			34
Under dividend reinvestment and share purchase plan			855
Under at-the-market equity issuance program, net of issue costs			1,118
Issuance of stock options, net of exercises					$ 10
Dilution from TC PipeLines, LP units issued					7			49
Net income attributable to controlling interests	$ 3,702					3,702
Common share dividends						(2,501)
Preferred share dividends						(163)
Adjustment related to income tax effects of asset drop-downs to TC PipeLines, LP						95
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform						17	(17)
Other comprehensive (loss)/ income attributable to controlling interests (Note 23)	1,314						1,142
Net income /(loss) attributable to non-controlling interests	185							(185)
Other comprehensive (loss)/ income attributable to non-controlling interests								172
Distributions declared to non-controlling interests								(224)
Issuance of TC PipeLines, LP units
Dilution from TC PipeLines, LP units issued					7			49
Decrease in TC Energy's ownership of TC PipeLines, LP								(9)
Balance at end of year at Dec. 31, 2018	30,993	$ 29,338	23,174	$ 3,980	17	2,773	(606)	1,655
Shares issued:
On exercise of stock options			282
Under dividend reinvestment and share purchase plan			931
Issuance of stock options, net of exercises					(17)
Net income attributable to controlling interests	4,140					4,140
Common share dividends						(2,794)
Preferred share dividends						(164)
Other comprehensive (loss)/ income attributable to controlling interests (Note 23)	(1,052)						(953)
Net income /(loss) attributable to non-controlling interests	(293)							293
Other comprehensive (loss)/ income attributable to non-controlling interests								(99)
Distributions declared to non-controlling interests								(215)
Balance at end of year at Dec. 31, 2019	32,397	30,763	24,387	3,980		3,955	(1,559)	1,634
Shares issued:
On exercise of stock options			101
Issuance of stock options, net of exercises					2
Net income attributable to controlling interests	4,616					4,616
Common share dividends						(3,045)
Preferred share dividends						(159)
Other comprehensive (loss)/ income attributable to controlling interests (Note 23)	(918)						(880)
Net income /(loss) attributable to non-controlling interests	(297)							307
Other comprehensive (loss)/ income attributable to non-controlling interests								(38)
Distributions declared to non-controlling interests								(221)
Balance at end of year at Dec. 31, 2020	$ 33,080	$ 31,398	$ 24,488	$ 3,980	$ 2	$ 5,367	$ (2,439)	$ 1,682